As filed with the Securities and Exchange Commission on February 28, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 13.5% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 6.7%
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/20/51	2,880,000
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	1,870,000
1,000,000	Kodiak CDO 2006-1A G, 8.919% 8/7/37 (a)	975,000
5,000,000	Linker Finance PLC 16A E, 8.850% 5/19/45 (a)	4,875,000
4,100,000	Millstone III-A CDO Ltd., 4.300% 7/5/46	3,977,000
6,000,000	Taberna Preferred Funding, Ltd. 2006-6A, 6.100% 12/5/36 (a)	5,966,400
5,000,000	Taberna Preferred Funding, Ltd. 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	4,920,000
3,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	3,000,000
2,000,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,840,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	2,050,000

		$32,353,400

	Credit Cards - 0.4%
2,000,000	North Street Referenced Linked Notes 2000-2A B, 6.426% 10/30/11 (a)	1,870,000
	Equipment Leases - 1.0%
4,800,190	Aviation Capital Group Trust 2005-3A C1, 8.600% 12/25/35 (a)	4,896,193
	Home Equity Loans (Non-High Loan-To-Value) - 5.4%
1,667,000	ACE Securities Corp. 2004-HE1 M5, 7.300% 3/25/34	1,583,650
2,000,000	Aegis Asset Backed Securities Trust 2004-2 B3, 9.100% 6/25/34	1,990,000
1,062,975	Equifirst Mortgage Loan Trust Notes 2004-1 N4, 10.000% 6/25/34 (a)	1,063,804
11,657	First Franklin Trust 2004-FF N2, 6.414% 1/25/35 (a)	11,286
626,358	Home Equity Asset Trust 2003-4 B1, 9.350% 10/25/33	618,948
7,000,000	Indymac Residential Asset-Backed Trust 2005-C M11, 7.030% 10/25/35	5,600,000
6,102,000	New Century Home Equity Loan Trust 2006-2 M10, 7.350% 8/25/36	6,051,475
4,790,897	Sail Notes 2004-7A B, 6.750% 8/27/34 (a)	4,716,734
2,700,000	Soundview Trust 2005-1N N2, 6.413% 4/25/35 (a)	2,588,625
1,720,000	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	1,588,093

		$25,812,615

Total Asset-Backed Securities - Investment Grade (cost $64,253,994)		$64,932,208

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 40.8% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 16.3%
4,000,000	Acacia CDO I Ltd. 10A, 3.700% 9/7/46 (a)	1,824,400
7,000,000	Aladdin CDO I Ltd. 2006-3A, 10.365% 10/31/13 (a)	3,290,000
2,000,000	Alesco Preferred Funding Ltd. 13A I, Zero Coupon Bond 9/23/37	1,928,900
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.368% 10/9/41 (a)	1,950,000
4,000,000	Attentus CDO Ltd. 2006-2A, Zero Coupon Bond 10/9/41	3,888,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, Zero Coupon Bond 12/5/46 (a)	4,370,650
4,000,000	Dryden Leveraged Loan CDO 2005-9A, Zero Coupon Bond 9/20/19	3,400,000
3,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	1,650,000
5,000,000	Global Leveraged Capital Credit 2006-1A, Zero Coupon Bond 12/20/18 (a)	5,000,000
6,000,000	GSC Partners CDO Fund Ltd. 2006-7A, 5.075% 5/25/20 (a)	6,105,000
2,000,000	801 Grand Series 2006-1 LLC, 11.390% 9/20/16 (a)	1,985,000
4,000,000	Jazz CDO BV III-A EB, 10.713% 9/26/14 (a)	4,000,000
15,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.365% 4/30/14 (a)	7,050,000
1,999,674	Knollwood CDO Ltd. 2006-2A E, 11.373% 7/13/46 (a)	1,999,674
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	2,760,000
6,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	5,550,000
5,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	5,053,000
2,846,177	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	2,780,544
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
5,000,000	Tropic CDO 2006-5A C1, Zero Coupon Bond 7/15/36	4,735,000
5,000,000	Veritas 2006-2A, 15.000% 7/11/20 (a)	4,800,000

		$78,040,168

	Collateralized Loan Obligations (“CLO”) - 2.6%
3,250,000	Babson CLO Ltd. 2005-2A, Zero Coupon Bond 7/20/19	3,065,173
1,850,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	1,750,563
2,000,000	Ocean Trails CLO 2006-1A, Zero Coupon Bond 10/12/20	1,930,000
3,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (a)	2,880,000
3,000,000	Telos CLO Ltd. 2006-1A, Zero Coupon Bond 10/11/21 (a)	2,955,000

		$12,580,736

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Commercial Loans - 0.3%
2,951,002	Lehman Brothers-UBS Commercial Mortgage Trust 2001-C7 S, 5.868% 11/15/33	1,689,331
	Equipment Leases - 9.1%
8,611,845	Aerco Limited 1X C1, 6.700% 7/15/23	3,380,149
6,823,197	Aerco Limited 2A B2, 6.400% 7/15/25 (a)	3,411,599
6,383,184	Aerco Limited 2A C2, 7.400% 7/15/25 (a)	2,234,114
22,000,000	Aircraft Finance Trust 1999-1A A1, 5.830% 5/15/24 (a)	15,565,000
4,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.900% 3/15/19	2,605,000
3,585,626	Aviation Capital Group Trust 2000-1A C1, 6.520% 11/15/25 (a)	1,254,969
2,234,317	Aviation Capital Group Trust 2000-1I D1, 8.500% 11/15/25 (a)	1,139,502
1,881,847	DVI Receivables Corp. 1999-2 A4, 7.220% 11/13/07	846,831
2,317,004	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	1,714,583
5,000,000	Lease Investment Flight Trust 1 A1, 5.740% 7/15/31	3,556,250
7,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 5.830% 5/10/31 (a)	4,322,500
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 (a)	3,454,290

		$43,484,787

	Home Equity Loans (Non-High Loan-To-Value) - 12.4%
2,000,000	ACE Securities Corp. 2005-HE2 B1, 8.600% 4/25/35 (a)	1,590,000
3,000,000	ACE Securities Corp. 2005-HE6 B1, 8.350% 10/25/35 (a)	2,293,260
2,649,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)	2,278,140
5,851,000	Asset Backed Securities Corp. Home Equity 2005-HE5 M12, 8.350% 6/25/35 (a)	4,944,095
2,000,000	Asset Backed Securities Corp. Home Equity 2006-HE4 M9, 7.850% 5/25/36 (a)	1,788,440
2,600,000	Equifirst Mortgage 2004-3 N3, 7.869% 12/25/34 (a)	2,541,916
1,569,444	Finance America Trust 2004-3 N3, 8.000% 11/25/34 (a)	1,538,541
3,000,000	Fremont Home Loan Trust 2005-2 B3, 7.280% 6/25/35 (a)	2,359,680
700,000	Fremont Home Loan Trust 2004-4 N4, 8.000% 3/25/35 (a)	684,467
8,500,000	Indymac Residential Asset Backed Trust 2005-B M11, 8.081% 8/25/35 (a)	7,012,500
2,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 6.961% 8/25/35 (a)	1,703,960
2,000,000	Master Asset Backed Securities Trust 2005-FRE1 M10, 7.850% 10/25/35 (a)	1,620,000
2,400,000	Meritage Asset Holdings 2004-2 N6, 9.000% 1/25/35 (a)	2,352,000
4,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.850% 6/25/35 (a)	3,340,000
5,375,000	Soundview Trust 2005-A B2, 7.530% 4/25/35 (a)	3,816,250
577,557	Soundview Trust 2004-WMC1 N3, 9.000% 1/25/35 (a)	571,510
850,000	Soundview Trust 2004-WMC1 N4, 9.000% 1/25/35 (a)	841,100
1,500,000	Soundview Trust 2005-1N N3, 8.500% 4/25/35 (a)	1,475,865
12,798,000	Terwin Mortgage Trust 2006-R2 A, 2.351% 12/25/36 (a)	10,837,858
7,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)	5,827,500

		$59,417,082

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $198,149,050)		$195,212,104

CORPORATE BONDS - INVESTMENT GRADE - 2.4% OF NET ASSETS
	Finance - 0.4%
2,000,000	ABN Amro Bank NV/London, 9.873% 11/17/09 (a)	1,980,000
	Special Purpose Entities - 2.0%
4,000,000	Duane Park I Ltd., 7.500% 6/27/16 (a)	4,000,000
3,000,000	Lincoln Park Referenced Linked Notes 2001-1, 8.796% 7/30/31 (a)	2,670,000
3,000,000	Pyxis Master Trust 2006-7, 10.326% 10/1/37 (a)	3,000,000

		$9,670,000

Total Corporate Bonds - Investment Grade ($11,654,852)		$11,650,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 37.2% OF NET ASSETS
	Apparel - 0.9%
4,181,000	Rafaella Apparel Group Inc., 11.250% 6/15/11 (a)	4,264,620
	Appliances - 0.6%
2,800,000	Windmere-Durable, 10.000% 7/31/08	2,800,000
	Automotives - 2.6%
2,350,000	Cooper Standard Automotive Inc., 8.375% 12/15/14	1,850,625
2,325,000	Dana Corp., Zero Coupon Bond 1/15/15 in default (c)	1,662,375
1,000,000	Dana Corp., Zero Coupon Bond 3/15/10 in default (c)	762,500
2,850,000	Dura Operating Corp., Zero Coupon Bond 4/15/12 in default (c)	969,000
2,775,000	Ford Motor, 7.450% 7/16/31	2,178,375
275,000	Ford Motor, 9.980% 2/15/47	240,625

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
1,000,000	General Motors Corp., 8.375% 7/15/33	925,000
3,822,000	Metaldyne Corp., 11.000% 6/15/12	3,917,550

		$12,506,050

	Basic Materials - 2.1%
5,000,000	Edgen Acquisition Corp., 9.875% 2/1/11	5,100,000
1,850,000	FMG Finance Pty Ltd., 10.625% 9/1/16 (a)	1,984,125
3,125,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	2,804,688

		$9,888,813

	Building & Construction - 0.3%
1,475,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,253,750
1,850,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,665,000

		$2,918,750

	Communications - 0.2%
1,050,000	CCH I Holdings LLC, 11.000% 10/1/15	1,077,563
	Consulting Services - 0.9%
2,100,000	MSX International Inc., 11.000% 10/15/07	2,016,000
2,550,000	MSX International Inc., 11.375% 1/15/08	2,045,814

		$4,061,814

	Electronics - 0.2%
725,000	Stoneridge Inc., 11.500% 5/1/12	746,750
	Energy - 1.6%
450,000	Neptune Marine, 10.920% 9/7/09 (a)	459,000
5,450,000	Paramount Resources Ltd., 8.500% 1/31/13 *	5,409,125
2,000,000	Tristan Oil Ltd., 10.500% 1/1/12 (a)	2,000,000

		$7,868,125

	Entertainment - 0.4%
2,050,000	Six Flags Inc., 9.625% 6/1/14	1,901,375
	Finance - 1.1%
1,000,000	ABN Amro Bank NV/London, 19.223% 11/17/09 (a)	990,000
3,375,000	Advanta Capital Trust I, 8.990% 12/17/26	3,442,500
1,000,000	Altra Industrial Motion Inc., 9.000% 12/1/11	1,020,000

		$5,452,500

	Food - 0.9%
2,075,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,924,563
3,500,000	Merisant Co., 9.500% 7/15/13	2,082,500
475,000	Mrs. Fields Famous Brands LLC, 11.500% 3/15/11	358,625

		$4,365,688

	Health Care - 0.6%
1,325,000	Healthsouth Corp., 11.354% 6/15/14 (a)	1,411,125
5,525,000	InSight Health Services Corp., 9.875% 11/1/11	1,298,375

		$2,709,500

	Human Resources - 0.4%
2,000,000	Comforce Operating Inc., 12.000% 12/1/10	2,035,000
	Industrials - 6.3%
3,425,000	Advanced Lighting Technologies Inc., 11.000% 3/31/09	3,407,875
3,050,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,050,000
1,825,000	Coleman Cable Inc., 9.875% 10/1/12	1,866,063
1,750,000	Constar International Inc., 11.000% 12/1/12	1,618,750
6,825,000	Continental Global Group Inc., 9.000% 10/1/08	6,825,000
1,050,000	Corp Durango SA de CV, 8.500% 12/31/12	1,032,938
1,925,000	Home Products International Inc., Zero Coupon Bond 5/15/08 in default (c)	770,000
3,695,000	Imax Corp., 9.625% 12/1/10	3,154,606
1,775,000	Spectrum Brands Inc., 8.500% 10/1/13	1,659,625
1,800,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,800,000
6,000,000	Wolverine Tube, 10.500% 4/1/09	4,860,000

		$30,044,857

	Manufacturing - 4.0%
4,978,000	BGF Industries Inc., 10.250% 1/15/09	4,841,105
3,500,000	Elgin National Industries, 11.000% 11/1/07	3,462,690
4,250,000	GSI Group Inc., 12.000% 5/15/13	4,590,000
3,650,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	3,102,500
4,050,000	Maax Corp., 9.750% 6/15/12	3,159,000

		$19,155,295

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Retail - 1.7%
1,486,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,419,130
388,000	Star Gas Partner LP, 10.250% 2/15/13	404,975
4,625,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,838,750
2,525,000	Vitamin Shoppe Industries Inc., 12.874% 11/15/12	2,632,312

		$8,295,167

	Special Purpose Entity - 8.1%
3,500,000	Eirles 2 Limited 263, 13.370% 8/3/21	3,500,000
3,500,000	Eriles 2 Limited 262, 10.870% 8/3/21	3,500,000
1,626,000	Interactive Health LLC, 7.250% 4/1/11 (a)	1,142,265
2,000,000	IXIS ABS 1 Ltd., Zero Coupon Bond 12/12/46	1,560,000
3,650,000	Milacron Escrow Corp., 11.500% 5/15/11	3,467,500
5,000,000	MM Community Funding II Ltd., Zero Coupon Bond 12/15/31	2,700,000
3,600,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	3,528,000
900,000	PCA Finance Corp., 14.000% 6/1/09 (a)	909,000
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,886,300
1,000,000	Preferred Term Securities XXII, 10.000% 9/22/36 (a)	936,610
6,000,000	Preferred Term Securities XXII, 9.700% 9/22/36 (a)	5,771,820
3,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	2,856,090
3,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	2,913,660
2,000,000	Preferred Term Securities XXIV, 10.000% 3/22/37 (a)	1,960,000
2,000,000	Pyxis Master Trust 2006-8, 10.326% 10/1/37 (a)	2,000,000

		$38,631,245

	Technology - 0.1%
275,000	Danka Business Systems PLC, 11.000% 6/15/10	280,500
	Telecommunications - 1.4%
575,000	Broadview Networks Holdings Inc., 11.375% 9/1/12 (a)	599,438
1,800,000	Clearwire Corp., 11.000% 8/15/10	1,813,500
725,000	Iridium LLC, Zero Coupon Bond 7/15/05 in default	210,250
3,000,000	Primus Telecommunications GP, 8.000% 1/15/14	1,800,000
2,575,000	Securus Technologies Inc., 11.000% 9/1/11	2,407,625

		$6,830,813

	Tobacco - 0.6%
3,070,000	North Atlantic Trading Co., 9.250% 3/1/12	2,678,575
	Transportation - 0.6%
4,024,500	Sea Containers Ltd., Zero Coupon Bond 10/15/07 in default (c) *	2,993,222
	Travel - 1.3%
6,275,000	Worldspan Financial, 11.624% 2/15/11	6,463,250

Total Corporate Bonds - Below Investment Grade or Unrated ($179,656,958)		$177,969,472

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 4.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 4.9%
2,265,870	Harborview Mortgage Loan Trust 2005-12 B4, 7.100% 10/19/35	2,217,721
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.884% 6/25/35 interest-only strips	5,005,347
1,000,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 0.610% 12/25/46 interest-only strips	3,825,719
3,000,000	Park Place Securities 2005-WHQ3 M11, 7.850% 6/25/35	2,602,500
4,000,000	Park Place Securities 2005-WCW3 M10, 7.850% 8/25/35	3,460,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.589% 12/25/45 interest-only strips	1,494,711
2,500,000	Structured Asset Investment Loan Trust 2005-HE1 B1, 7.885% 7/25/35	2,314,400
	Washington Mutual Mortgage Pass-Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	1,406,250

Total Mortgage-Backed Securities - Investment Grade ($23,321,761)		$23,326,648

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 16.2% OF NET ASSETS
	Collateralized Mortgage Obligations - 16.2%
1,986,894	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.350% 3/20/46	1,112,661
3,000,000	First Franklin Mortgage Loan Asset Backed 2004-FFH4 B1, 8.341% 1/25/35 (a)	2,639,580
3,317,000	First Franklin Mortgage Loan Asset Backed 2004-FFH4 B2, 8.341% 1/25/35 (a)	2,653,600
4,000,000	First Franklin Mortgage Loan Asset Backed 2005-FFH3 B4, 7.350% 9/25/35 (a)	2,945,000
4,826,000	First Franklin Mortgage Loan Asset Backed 2005-FFH4 B2, 7.350% 12/25/35 (a)	3,691,890
3,100,000	First Franklin Trust 2004-FFH4 N4, 8.000% 1/21/35 (a)	3,032,203
6,450,000	Greenwich Structured ARM Products 2005-3 N2, 2.000% 6/27/35 (a)	4,111,875
14,000,000	Greenwich Structured ARM Products 2005-4 N2, Zero Coupon Bond 7/27/45 (a)	8,260,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
4,000,000	Greenwich Structured ARM Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	3,460,000
1,000,000	Harborview Corp. 2006-8A N3, 8.350% 7/21/36 (a)	952,340
1,000,000	Harborview Corp. 2006-8A N4, 8.350% 7/21/36 (a)	873,750
5,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	2,068,750
3,954,204	Harborview Mortgage Loan Trust 2006-4 B11, 7.100% 5/19/47 (a)	2,431,835
4,172,479	Harborview Mortgage Loan Trust 2006-CB1 2B5, 4.570% 3/25/36	2,310,510
1,995,763	Harborview Mortgage Loan Trust 2006-CB1 2B6, 4.570% 3/25/36	341,774
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
6,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	5,100,000
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.155% 4/25/35 (a)	1,682,000
5,000,000	Long Beach Mortgage Loan Trust 2006-2 B, 7.170% 3/25/36 (a)	4,050,000
7,022,000	Merrill Lynch Mortgage 2006-SL1 B5, 7.500% 9/25/36 (a)	5,498,226
4,000,000	Park Place Securities 2005-WCW2 M11, 7.850% 7/25/35 (a)	3,047,600
2,000,000	Sharps SP I LLC Trust 2006-AHM3 N3, 12.500% 10/25/46 (a)	2,000,000
6,000,000	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	5,704,260
6,000,000	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	3,751,200
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.350% 9/25/35 (a)	1,510,000
4,000,000	Structured Asset Securities Corp. 2005-S6 B3, 7.850% 11/25/35 (a)	3,315,000

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $77,274,969)		$77,487,024

COMMON STOCKS - 10.6% OF NET ASSETS
37,100	Alpha Natural Resources, Inc. (c)	527,933
32,200	American Capital Strategies, Ltd.	1,489,572
12,900	Anadarko Petroleum Corporation	561,408
20,900	Aqua America, Inc.	476,102
35,100	Aries Maritime Transport Ltd.	321,867
31,800	AVX Corporation	470,322
19,500	Brookdale Senior Living, Inc.	936,000
39,300	BRT Realty Trust	1,086,645
54,900	Cascade Microtech, Inc. (c)	719,190
3,000	Caterpillar, Inc.	183,990
15,500	Cemex, S.A. de C.V.	525,140
45,900	Cirrus Logic, Inc. (c)	315,792
45,400	Citizens Communications Company	652,398
18,100	Companhia de Saneamento Basico do Estado de São Paulo	612,866
88,900	Compass Diversified Trust	1,524,635
31,793	Consolidated Communications Illinois Holdings, Inc.	664,474
25,600	Cypress Sharpridge (a)	256,000
16,700	Cytec Industries, Inc.	943,717
8,300	Edison International	377,484
2,500	ENSCO International, Inc.	125,150
22,900	Enterprise Partners Products L.P.	663,642
20,700	FairPoint Communications, Inc.	392,265
39,645	Famous Dave’s of America, Inc. (c)	653,746
54,900	Fording Canadian Coal Trust	1,139,175
17,700	Helix Energy Solutions Group, Inc. (c)	555,249
70,400	Horizon Offshore, Inc. (c)	1,147,520
93,000	Infocrossing, Inc. (c)	1,515,900
110,327	InPhonic, Inc. (c)	1,223,526
8,500	Iowa Telecommunications Services, Inc.	167,535
21,600	Kinder Morgan Energy Partners, L.P.	1,034,640
26,900	KKR Financial Corporation	720,651
11,100	L-3 Communications Holdings, Inc.	907,758
52,000	Macquarie Infrastructure Company Trust	1,844,960
12,100	Magellan Midstream Partners, L.P.	467,060
19,800	McDermott International, Inc. (c)	1,007,028
25,300	MCG Capital Corporation	514,096
27,300	Mittal Steel Company N.V.	1,151,514
33,400	Motorola, Inc.	686,704
71,400	Nam Tai Electronics, Inc.	1,084,566
86,900	Ness Technologies, Inc. (c)	1,239,194
46,500	New York Community Bancorp, Inc.	748,650
24,800	NNN Realty Advisors (a)	248,000
97,600	Optimal Group, Inc. (c)	929,152
35,500	Owens Corning	1,061,450

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

12/31/2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
16,700	Peabody Energy Corporation	674,847
13,500	RARE Hospitality International, Inc. (c)	444,555
26,500	Regal Entertainment Group	564,980
19,600	Resource Capital Corporation	332,220
8,500	RTI International Metals, Inc. (c)	664,870
31,500	Sanderson Farms, Inc.	954,135
14,100	Sasol Ltd.	520,290
21,300	Ship Finance International Ltd.	506,088
5,700	Superior Energy Services, Inc. (c)	186,276
93,741	Taiwan Semiconductor Manufacturing Company Ltd.	1,024,589
137,000	Technology Investment Capital Corporation	2,211,180
2,300	Tenaris S.A. (d)	114,747
6,400	The Dow Chemical Company	255,616
11,100	The First Marblehead Corporation	606,615
17,200	The Home Depot, Inc.	690,752
8,500	The Timken Company	248,030
24,900	Tsakos Energy Navigation Ltd.	1,142,910
32,700	Valero Energy Corporation	1,672,932
9,300	Valero L.P.	518,661
10,200	Washington Mutual, Inc.	463,998
119,200	Windstream Corporation	1,695,024
63,400	Zoltek Companies, Inc. (c)	1,247,077

Total Common Stocks (cost $46,897,602)		$50,615,058

PREFERRED STOCKS - 5.0% OF NET ASSETS
40,000	Baker Street Funding (a)	3,880,000
21,500	Baker Street Funding 2006-1 (a)	2,021,000
3,000	Credit Genesis CLO 2005 (a)	2,970,000
9	Harborview 2006 -8	1
67,000	Hewett’s Island II (a)	1,820,859
3,150	Indymac Index CI-1 Corp. (a)	2,646,000
2,000	Marquette Park CLO (a)	1,960,000
20,000	Motient Corporation	1,760,000
40,000	Mountain View Funding (a)	3,880,000
3,500	WEBS CDO 2006-1 PS	3,150,000

Total Preferred Stocks (cost $24,050,733)		$24,087,860

CORPORATE LOANS - 0.5% OF NET ASSETS
2,275,000	Allis-Chalmers, 10.600% 6/18/08	$2,666,250

Total Corporate Loans (cost $2,666,992)
EURODOLLAR TIME DEPOSITS - 3.0% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar
	time deposits dated December 29, 2006 4.050%
	maturing at $14,254,020 on January 2, 2007.	$14,247,609

Total Investments - 134.1% of Net Assets (cost $642,174,520)		$642,194,233

Other Assets and Liabilities, net - (34.1%) of Net Assets		(163,345,913)

Net Assets		$478,848,320

	Call Options Written December 31, 2006
Number of Contracts	Common Stooks/Expiration Date/Exercise Price	Market Value (b)
23	Tenaris SA/January/50	4,370

Total Call Options Written (Premiums Received $7,084)		$4,370

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration,normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note to the Schedule of Investments regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	This security is classified as a Yankee Bond, which is a U.S. dollar denominated bonds issued in the United States by a foreign entity.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RMK Multi-Sector High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	February 28, 2007